RELATED PARTIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 08, 2021	Nov. 30, 2023	Nov. 30, 2022	Jun. 07, 2023	Jun. 05, 2023
Related Party Transaction [Line Items]
Payments of sock issuance costs			$ 289,195
Repayments of related party debt		33,475	211,153
Sponsor fees		10,000
General and administrative charge		120,000	100,000
Working capital loans		0	0
Extension loan		$ 205,305		$ 205,305	$ 205,305
Maximum [Member]
Related Party Transaction [Line Items]
Share price		$ 10.00
Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock price per share	$ 12.00	$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Payments of sock issuance costs			75,000
Repayments of related party debt		$ 33,475	211,153
Due to related parties		0	0
Due from sponsor			13,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 1,500,000
Share price		$ 10.00
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note		$ 0	$ 0
Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued, sale of transactions	2,156,250
Sale of stock, value	$ 25,000
Common stock shares subject to forfeiture	281,250
Percentage of issued and outstanding shares	20.00%